Pension And Other Postretirement Employee Benefits (OPEB) Plans (Amounts Recognized In Balance Sheet) (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive net loss	$ (105)	$ (107)	$ (48)	$ (31)	$ (31)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities		(4)	(3)
Other noncurrent liabilities		(921)	(583)
Net liability recognized		(925)	(586)
Net loss		619	362
Net regulatory asset recognized		619	362
Accumulated other comprehensive net loss		126	33
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Other noncurrent liabilities		(893)	(745)
Net liability recognized		(893)	(745)
Net loss		316	220
Prior service cost (credit)		(70)	(91)
Net regulatory asset recognized		246	129
Accumulated other comprehensive net loss		$ 2	$ 1